Tenant Concentration (Tables)	12 Months Ended
Dec. 31, 2014
Tenant Concentration
Schedule of tenant revenue concentrations

	Year Ended December 31,
Tenant	2014*	2013*	2012
T-Mobile	19.5%	18.5%	13.1%
Verizon	15.6%	14.1%	11.9%
Sprint	12.9%	11.9%	12.2%
AT&T Mobility	11.9%	11.0%	10.3%
Crown Castle	11.2%	10.6%	12.3%

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015.